Investments Accounted for by the Equity Method (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments

			Carrying value as at December 31		Equity income (loss) for the year ended December 31
Description	Location	Ownership Percentage	2021	2020	2021	2020
AltaGas Canada Inc. (ACI) (a)	Canada	—	$—	$—	$—	$3
AltaGas Idemitsu Joint Venture LP (AIJVLP) (b)	Canada	—	—	—	—	(25)
Constitution Pipeline, LLC (Constitution) (c)	United States	—	—	—	—	(7)
Eaton Rapids Gas Storage System	United States	50	27	26	2	2
Mountain Valley Pipeline, LLC (MVP) (d)	United States	10	447	718	(271)	62
Sarnia Airport Storage Pool LP	Canada	50	17	18	1	1
Petrogas Preferred Shares (e)	Canada	n/a	—	—	—	13
Petrogas Terminals Penn LLC (f)	United States	37	1	1	—	—
Strathcona Storage LP (f)	Canada	30	131	124	7	—
			$623	$887	$(261)	$49
(a)    ACI was acquired by the Public Sector Pension Investment Board and the Alberta Teachers' Retirement Fund Board on March 31, 2020.
(b)    Upon acquisition of Petrogas on December 15, 2020 (Note 3), AltaGas no longer has an equity investment in AIJVLP.
(c)    In February 2020, the partners of Constitution elected not to proceed with the pipeline project and Constitution was dissolved. The loss recorded in 2020 relates to a provision recorded against the equity investment.
(d)    The equity method is considered appropriate because MVP is an LLC with specific ownership accounts and ownership between five and fifty percent, resulting in WGL Midstream exercising a more than minor influence over the investee's operating and financing policies. In 2021, a provision was recorded against the equity investment in MVP due to ongoing legal and regulatory issues.
(e)    Petrogas' preferred shares ceased to be an investment accounted for by the equity method after AltaGas acquired a controlling interest in Petrogas on December 15, 2020 (Note 3).
(f)    Acquired on December 15, 2020 as part of the Petrogas Acquisition (Note 3).

Schedule of Combined Financial Information of Equity Method Investments
Summarized combined financial information, assuming a 100 percent ownership interest in AltaGas’ equity investments listed above, is as follows:

Year Ended December 31 (a)	2021	2020
Revenues	$97	$828
Expenses	(23)	(181)
	$74	$647

As at December 31 (a)	2021	2020
Current assets	$206	$351
Property, plant and equipment	$8,571	$7,598
Long-term investments and other assets	$3	$5
Current liabilities	$(214)	$(281)
Other long-term liabilities	$(12)	$(2)
(a)    For equity investments that were disposed of in the periods presented, revenues and expenses reflect the period prior to disposition and balance sheet amounts are $nil. For equity investments that were acquired in the periods presented (Note 3), revenues and expenses reflect the period subsequent to acquisition and balance sheet amounts are included as at December 31, 2020 and December 31, 2021.